Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.02%
Argentina — 0.91%
Globant SA(a)	8,692	$2,049,661

Australia — 2.20%
Bapcor LTD(a)	93,487	342,159
EQT Holdings Ltd.(a)	26,829	484,840
Imdex Ltd.(a)	496,245	547,444
Johns Lyng Group Ltd.(a)	180,059	794,610
Kogan.com Ltd.(a)	179,362	671,831
Netwealth Group Ltd.(a)	89,313	969,943
PeopleIN Ltd.(a)	593,251	471,539
Pinnacle Investment Management Group(a)	102,200	674,074
		4,956,440
Belgium — 1.37%
Melexis NV	12,468	1,068,099
Warehouses De Pauw CVA(a)	31,610	924,645
X-Fab Silicon Foundries SE(a)(b)(c)	113,341	1,089,077
		3,081,821
Brazil — 2.09%
CI&T, Inc.(a)	81,500	362,675
Grupo Mateus SA(a)	476,987	662,362
Hypera SA(a)	85,800	550,180
Locaweb Servicos de Internet SA(a)(b)(c)	708,568	779,432
Patria Investments Ltd.(a)	77,699	1,108,764
Raia Drogasil SA(a)	64,500	329,367
Vinci Partners Invest Ltd.(a)	33,047	347,654
XP, Inc., Class A(a)	23,213	570,576
		4,711,010
Canada — 1.59%
Aritzia, Inc.(a)	45,179	1,099,329
Docebo, Inc.(a)	12,900	566,561
Enghouse Systems Limited(a)	17,900	498,006
Foran Mining Corp(a)	135,000	410,740
Pet Valu Holdings Ltd.(a)	28,400	658,726
Richelieu Hardware Ltd.(a)	11,094	358,334
		3,591,696
China — 4.96%
Adicon Holdings Ltd.(a)	718,100	851,477
Aier Eye Hospital Group Co., Ltd.(a)	131,300	235,850
Angelalign Technology, Inc.(a)(b)(c)	42,200	287,227
ANTA Sports Products Ltd.	60,000	506,429
Beijing Huafeng Test & Control Technology Co., Ltd.(a)	20,600	220,949
Centre Testing International Group Company Ltd.(a)	354,700	583,639
Chaoju Eye Care Holdings Ltd.(a)	840,000	394,917
Chevron Holdings Ltd(a)	340,200	697,116
China Yongda Automobiles Services Holdings Ltd.	1,224,100	314,470
CSPC Pharmaceutical Group Ltd.	353,220	259,861
Guangzhou Kingmed Diagnostics Group Co., Ltd.(a)	82,800	605,790
Hangzhou Tigermed Consulting Co., Ltd.(a)	70,600	401,220
	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
China — 4.96% (continued)
Li Ning Company Ltd.	274,600	$586,635
Man Wah Holdings Ltd.(a)	878,500	547,618
ManpowerGroup Greater China Ltd.(a)(c)	145,800	110,841
Shanghai Hanbell Precise Machinery Co., Ltd.(a)(c)	183,200	453,445
Shenzhen Mindray Bio-Medical Electronics Co.(a)	20,800	782,626
Silergy Corporation(a)	146,700	1,805,141
TK Group Holdings Ltd.(a)	1,492,400	257,469
WuXi AppTec Co., Ltd.(a)(b)(c)	73,812	510,706
Yum China Holdings Inc(a)	22,600	777,576
		11,191,002
Colombia — 0.83%
Parex Resources, Inc.	112,657	1,865,493

Finland — 0.23%
Evli Oyj(a)	5,675	119,519
Revenio Group Oyj(a)	14,900	409,006
		528,525
France — 3.55%
Alten SA(a)	11,365	1,756,929
Antin Infrastructure Partners(a)	94,558	1,738,382
BioMerieux(a)	5,000	538,040
Esker SA(a)	3,437	577,064
Neurones SA(a)	9,978	488,514
Thermador Groupe(a)	4,977	461,939
Virbac SA(a)	6,769	2,442,397
		8,003,265
Germany — 2.62%
Atoss Software AG(a)	1,418	388,461
Dermapharm Holding SE(a)	22,710	965,803
Elmos Semiconductor AG	7,036	491,328
Friedrich Vorwerrk Group SE(a)	40,255	683,949
Mensch und Maschine Software SE(a)	8,301	456,533
Nagarro SE(a)	8,375	818,400
Nexus AG(a)	15,717	979,248
QIAGEN N.V.(a)	25,698	1,121,975
		5,905,697
Greece — 0.32%
Kri-Kri Milk Industry SA(a)	32,789	349,324
Sarantis SA(a)	39,593	375,610
		724,934
Hong Kong — 0.89%
Plover Bay Technologies Ltd.(a)	4,118,000	1,054,149
Techtronic Industries Co., Ltd.	89,500	950,591
		2,004,740
India — 2.58%
Ajanta Pharma Ltd.(a)	11,431	299,478
Cera Sanitaryware Ltd.(a)	4,267	423,717
Five-Star Business(a)	40,500	371,885
Gulf Oil Lubricants India Ltd.	146,334	1,403,719
IndiaMart InterMesh Ltd.(a)(b)(c)	21,336	647,452
Indigo Paints Ltd(a)	24,500	425,690
Kotak Mahindra Bank Ltd.(a)	24,838	545,700

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
India — 2.58% (continued)
Metropolis Healthcare Ltd.(a)(b)(c)	23,141	$454,788
Motherson Sumi Wiring India Ltd.(a)	612,241	479,615
SJS Enterprises Ltd.(a)	106,247	769,060
		5,821,104
Indonesia — 1.78%
Ace Hardware Indonesia Tbk P.T.(a)	15,527,900	835,950
Arwana Citramulia Tbk PT(a)	11,519,400	500,050
Avia Avian Tbk PT(a)	18,442,000	677,843
Bank BTPN Syariah Tbk PT(a)	4,558,400	458,869
Selamat Sempurna Tbk PT(a)	8,637,800	1,105,726
Ultrajaya Milk Industry & Trading Co.(a)	4,006,000	431,572
		4,010,010
Ireland — 1.06%
ICON plc(a)	4,350	1,134,785
Keywords Studios plc(a)	25,319	529,473
Uniphar PLC(a)	239,197	726,249
		2,390,507
Israel — 0.38%
Monday.com Ltd.(a)	4,142	869,986

Italy — 1.43%
DiaSorin SpA(a)	4,483	412,175
Interpump Group SpA(a)	12,429	614,268
Recordati Industria Chimica e Farmaceutica SpA(a)	15,169	837,085
Sesa SpA(a)	10,025	1,360,015
		3,223,543
Japan — 9.88%
Amvis Holdings, Inc.(a)	2,000	36,848
Atrae, Inc.(a)	31,200	148,161
BayCurrent Consulting, Inc.	149,900	3,485,239
Beenos, Inc.(a)	36,500	370,071
Carenet, Inc. NPV(a)	61,100	334,425
Central Automotive Products Ltd.(a)	23,800	785,592
Charm Care Corporation KK(a)	30,000	242,109
Comture Corporation(a)	73,000	902,751
CrowdWorks, Inc.(a)	56,200	494,578
Cyber Security Cloud, Inc.(a)	39,100	652,960
Digital Arts, Inc.(a)	10,000	342,793
eWeLL Co., Ltd.(a)	33,000	407,843
F&M Co., Ltd.(a)	33,400	435,417
FP Partner, Inc.(a)	27,400	1,139,851
Funai Soken Holdings, Inc.(a)	13,300	231,588
GMO Payment Gateway, Inc. NPV(a)	6,800	410,326
gremz, Inc.(a)	37,100	531,600
Hennge KK(a)	83,900	713,744
Insource Co Ltd(a)	56,900	321,656
Integral Corporation(a)	50,800	990,641
JMDC, Inc.(a)	21,900	579,563
M&A Capital Partners Company Ltd.(a)	37,400	576,038
M&A Research Institute, Inc.(a)	17,200	612,213
MarkLines Co., Ltd.	53,300	1,088,350
	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
Japan — 9.88% (continued)
MonotaRO Co., Ltd.(a)	53,200	$501,079
Plus Alpha Consulting(a)	25,100	437,482
Prestige International, Inc.(a)	135,800	557,651
SBI Global Asset Management Co.(a)	126,000	598,162
Sun*, Inc.(a)	36,000	235,593
Synchro Food Co., Ltd.(a)	162,700	711,265
System Support, Inc.(a)	38,600	514,304
Systena Corporation(a)	256,800	519,098
Syuppin Company, Ltd.(a)	42,400	298,889
ULS Group, Inc.(a)	28,000	777,578
User Local, Inc.(a)	35,000	482,443
Visional, Inc.(a)	7,300	456,911
WDB coco Co., Ltd.(a)	11,900	370,624
		22,295,436
Korea (Republic Of) — 0.14%
SOLUM Co Ltd(a)	15,742	323,083

Luxembourg — 0.39%
Eurofins Scientific S.E.	9,100	547,869
Sword Group(a)	8,334	340,607
		888,476
Malaysia — 0.33%
Mr DIY Group Berhad(a)(b)(c)	2,571,300	750,364

Mexico — 1.21%
Arca Continental COM NPV	78,800	896,034
Corp Inmobiliaria Vesta SAB de CV(a)	112,600	427,925
Grupo Financiero Banorte SAB de CV	41,900	426,117
Regional SAB de CV(a)	106,900	989,506
		2,739,582
Netherlands — 0.45%
Alfen Beheer BV(a)(b)(c)	8,914	538,960
ASM International NV(a)	879	487,080
		1,026,040
Norway — 0.65%
Bouvet ASA(a)	120,257	705,566
SmartCraft ASA(a)	313,578	751,784
		1,026,040
Oman — 0.29%
Tethys Oil AB(a)	168,263	663,008

Philippines — 1.46%
Century Pacific Food, Inc.(a)	916,900	537,386
Concepcion Industrial Corporation(a)	1,793,920	400,700
Philippine Seven Corporation(a)	413,100	583,650
Pryce Corporation(a)	6,894,800	648,764
Puregold Price Club, Inc.(a)	861,100	425,802
Wilcon Depot, Inc.(a)	1,803,300	702,459
		3,298,761
Poland — 1.60%
Auto Partner SA	132,575	850,029

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
Poland — 1.60% (continued)
Dino Polska SA(a)(b)(c)	11,005	$1,187,847
Inter Cars SA(a)	9,739	1,330,544
Text SA	10,262	248,617
		3,617,037
Singapore — 1.06%
iFast Corporation(a)	199,200	1,092,510
Keppel DC REIT(a)	400,300	502,707
Riverstone Holdings Ltd.	1,521,700	791,688
		2,386,905
South Africa — 0.40%
Clicks Group Ltd.(a)	27,746	446,012
Italtile Ltd.(a)	717,806	460,103
		906,115
South Korea — 1.39%
Coupang, Inc(a)	48,062	672,868
Douzone Bizon Co., Ltd(a)	10,746	384,686
Eo Technics Co., Ltd.(a)	4,181	534,903
Hyundai Ezwel Co., Ltd.(a)	96,236	410,001
LEENO Industrial, Inc.(a)	3,790	563,924
Tokai Carbon Korea Co., Ltd.(a)	7,139	564,719
		3,131,101
Sweden — 4.99%
AddTech AB(a)	26,954	556,081
Beijer Alma AB(a)	26,524	467,374
Epiroc AB	28,507	444,501
EQT AB(a)	48,091	1,291,411
Fasadgruppen Group AB(a)	50,000	320,965
Knowit AB	66,725	897,337
Lifco AB, Class B(a)	24,081	581,029
Nibe Industrier A.B.	114,917	686,684
OX2 AB(a)	117,378	558,510
RVRC Holding AB(a)	71,834	437,025
Sagax AB(a)	24,922	605,668
Sdiptech AB(a)	59,055	1,465,745
Swedencare AB	152,998	909,012
Swedish Logistic(a)	152,320	456,594
Teqnion AB(a)	23,954	516,922
Vitec Software Group(a)	13,247	735,851
Vitrolife AB(a)	19,500	321,052
		11,251,761
Taiwan — 2.78%
Allied Supreme Corporation(a)	50,000	521,795
Asia Vital Components Co., Ltd.(a)	47,000	638,231
Brighten Optix Corporation(a)	47,000	277,760
Fuzetec Technology Co., Ltd.(a)	227,519	327,326
Gem Services, Inc(a)	166,000	349,407
M3 Technology, Inc.(a)	114,000	644,676
Sinbon Electronics Co., Ltd.(a)	56,000	460,985
Sporton International, Inc.(a)	266,868	1,975,533
Voltronic Power Technology Corporation(a)	7,247	309,858
Wistron Information Technology and Services Corporation(a)	175,803	767,802
		6,273,373
	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
Thailand — 0.27%
Humanica PCL(a)	1,869,000	$598,885

United Kingdom — 13.79%
AB Dynamics PLC(a)	55,352	1,245,134
Advanced Medical Solutions Group plc(a)	212,599	564,456
B&M European Value Retail SA	523,888	3,433,456
Big Technologies plc(a)	394,075	618,303
CVS Group plc(a)	131,435	2,811,693
Darktrace plc(a)	306,766	1,330,157
Diploma plc	13,359	550,687
dotdigital group plc(a)	485,282	601,475
Elixirr International PLC(a)	201,272	1,358,275
Endava plc, ADR - ADR(a)	25,569	1,809,518
Foresight Group Holdings Ltd.(a)	216,892	1,250,660
FRP Advisory Group PLC(a)	566,926	909,109
Gamma Communications PLC(a)	37,522	567,536
GlobalData PLC(a)	337,000	858,441
Halma PLC	9,762	270,207
Impax Asset Management Group plc(a)	271,496	1,866,610
Intermediate Capital Group PLC(a)	35,440	799,008
JTC plc(a)(b)(c)	230,968	2,321,718
Keystone Law Group PLC(a)	102,373	708,833
Marlowe PLC(a)	249,243	1,184,510
Pensionbee Group PLC(a)	557,340	685,459
Petershill Partners PLC(a)(b)(c)	641,913	1,430,235
Pets at Home Group PLC(a)	337,561	1,198,684
Softcat PLC(a)	42,750	780,332
Tatton Asset Mgmt(a)	69,351	467,572
Volution Group PLC(a)	121,147	663,275
YouGov plc(a)	56,987	841,368
		31,126,711
United States — 27.23%
4imprint Group PLC(a)	7,309	501,213
Alexandria Real Estate Equities, Inc.	9,919	1,199,208
Align Technology, Inc.(a)	2,682	716,952
Apollo Global Management, Inc.	6,253	627,801
Ares Management Corporation, CLASS A	14,852	1,804,221
Ashtead Group PLC	8,512	556,623
AtriCure, Inc.(a)	17,137	583,686
Barrett Business Services, Inc.	11,230	1,260,792
BILL Holdings, Inc.(a)	7,746	604,575
Bio-Techne Corporation	6,692	470,581
BizLink Holding, Inc.(a)	101,476	746,684
Blue Owl Capital, Inc.	72,860	1,132,244
Bowman Consulting Group Ltd.(a)	40,948	1,286,177
Cactus, Inc., Class A	12,877	546,500
Charles River Laboratories International, Inc.(a)	2,925	632,619
Chewy, Inc.(a)	19,161	341,449
Cloudflare, Inc., Class A(a)	4,290	339,125
Crocs, Inc.(a)	3,730	378,520

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
United States — 27.23% (continued)
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,000,000	$786,666
Crowdstrike Holdings, Inc., Class A(a)	5,240	1,532,699
Cytek Biosciences, Inc.(a)	33,131	250,139
Datadog, Inc., Class A(a)	2,940	365,854
DexCom, Inc.(a)	4,886	592,916
DigitalOcean Holdings, Inc.(a)	33,218	1,120,111
Dollar General Corporation	4,589	606,069
Elastic NV(a)	17,327	2,028,299
Envista Holdings Corporation(a)	14,175	333,113
Esquire Financial Holdings, Inc.(a)	18,400	917,424
Etsy, Inc.(a)	16,470	1,096,243
Evercore, Inc., Class A	5,549	952,930
Fastenal Company	4,511	307,786
Figs, Inc.(a)	95,474	549,931
Five Below, Inc.(a)	2,958	530,843
Floor & Decor Holdings, Inc., Class A(a)	6,307	634,232
Freshpet, Inc.(a)	8,772	755,269
Frontage Holdings Corporation(a)(b)(c)	4,887,200	1,005,105
Gitlab, Inc.(a)	7,545	536,525
Global Industrial Co.	18,095	769,580
GQG Partners, Inc.(a)	880,386	1,078,516
Hackett Group, Inc. (The)	32,726	756,625
Healthcare Services Group, Inc.	50,208	473,964
Houlihan Lokey, Inc.	6,916	828,398
HubSpot, Inc.(a)	960	586,560
I3 Verticals, Inc., Class A(a)	20,080	376,299
Insperity, Inc.	6,663	764,179
Insulet Corporation(a)	2,050	391,284
JFrog Ltd.(a)	51,435	1,673,180
Littelfuse, Inc.	6,196	1,498,812
MarketAxess Holdings, Inc.	2,311	521,154
Marvell Technology, Inc.	4,881	330,444
MaxCyte, Inc.(a)	43,413	220,972
Medpace Holdings, Inc.(a)	1,552	452,532
Microchip Technology, Inc.	11,043	940,643
Monolithic Power Systems, Inc.	699	421,301
Neogen Corporation(a)	35,629	552,250
NV5 Global, Inc.(a)	11,241	1,179,068
Ollie’s Bargain Outlet Holdings, Inc.(a)	15,693	1,128,797
P10, Inc.(a)	214,248	1,971,082
PagerDuty, Inc.(a)	47,328	1,120,727
Paycom Software, Inc.	3,508	667,362
Paylocity Holding Corporation(a)	1,722	272,782
Perella Weinberg Partners LP	143,587	1,687,147
PJT Partners, Inc., Class A	17,788	1,710,673
Planet Fitness, Inc., A(a)	11,960	810,410
Pool Corporation	957	355,286
Qualys, Inc.(a)	9,658	1,827,003
Rexford Industrial Realty, Inc.	18,039	948,671
Shoals Technologies Group, Inc., Class A(a)	54,146	713,103
Silicon Laboratories, Inc.(a)	3,200	394,752
Skechers USA, Inc., Class A(a)	4,559	284,664
Smartsheet, Inc., Class A(a)	17,836	802,085
	Shares	Fair Value
COMMON STOCKS — 99.02% (continued)
United States — 27.23% (continued)
Squarespace, Inc.(a)	21,109	$654,379
Terreno Realty Corporation	7,278	434,715
Texas Roadhouse, Inc.	6,940	872,496
TPG, Inc.(a)	25,456	1,059,733
Tradeweb Markets, Inc., CLASS A	3,737	356,472
Treace Medical Concepts, Inc.(a)	34,075	459,331
Zscaler, Inc.(a)	1,855	437,168
		61,415,723
Vietnam — 1.92%
Asia Commercial Bank JSC(a)	574,500	605,027
FPT Corporation(a)	308,477	1,205,993
Vietnam Technological & Commercial Joint Stock Bank(a)	1,789,681	2,526,303
		4,337,323
Total Common Stocks (Cost $193,218,616)		223,416,468

PREFERRED STOCKS — 0.43%
United States — 0.43%
Gusto, Inc., Series E Preferred(a)(d)	32,241	980,126

Total Preferred Stocks
(Cost $979,976)		980,126

Total Investments — 99.45%
(Cost $194,198,592)		224,396,594

Other Assets in Excess of Liabilities — 0.55%		1,226,928

NET ASSETS — 100.00%		$225,623,522

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $11,002,911, representing 4.88% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $11,567,197, representing 5.13% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets.

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

Sector Composition (January 31, 2024)
Technology	28.0%
Financials	17.7%
Industrials	14.0%
Consumer Discretionary	12.4%
Health Care	11.7%
Consumer Staples	5.3%
Communications	3.2%
Real Estate	2.4%
Energy	2.0%
Materials	1.9%
Utilities	0.5%
Listed Private Equity Investments	0.3%
Other Assets in Excess of Liabilities	0.6%
Total	100%

Industry Composition (January 31, 2024)
Application Software	8.5%
IT Services	7.7%
Investment Management	5.4%
Private Equity	3.6%
Professional Services	3.6%
Health Care Services	3.6%
Infrastructure Software	3.0%
Banks	2.9%
Institutional Brokerage	2.7%
Mass Merchants	2.5%
Specialty & Generic Pharma	2.4%
Auto Parts	2.0%
Home Products Stores	1.9%
Semiconductor Devices	1.9%
Engineering Services	1.9%
Other Commercial Support Services	1.8%
Internet Media & Services	1.7%
Food & Drug Stores	1.6%
Other Spec Retail - Discr	1.6%
Medical Equipment	1.5%
Online Marketplace	1.5%
Wealth Management	1.4%
Health Care Supplies	1.3%
Industrial Wholesale & Rental	1.2%
Life Science & Diagnostics	1.1%
Exploration & Production	1.1%
Specialty Chemicals	1.1%
Electronics Components	1.1%
Industrial Reit	1.0%
Communications Equipment	1.0%
Specialty Apparel Stores	1.0%
Semiconductor Mfg	1.0%
Other Industries (each less than 1%)	23.8%
Liabilities in Excess of Other Assets	0.6%
Total	100%